Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	56.36
Maximum Aggregate Offering Price	$ 388,884,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,704.88
Offering Note	The number of shares registered on the Registration Statement consists of shares of common stock, par value $0.001 per share (“Common Stock”), of Kratos Defense & Security Solutions, Inc. (the “Registrant”) reserved for issuance under Kratos Defense & Security Solutions, Inc. 2023 Equity Incentive Plan, as amended and restated (the “Plan”).
b.Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any future stock dividend, stock split, reverse stock split, recapitalization, merger, consolidation, reorganization, reclassification, combination, exchange of shares or similar event or change in the Registrant’s capital stock.
c.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low sales prices reported for the Common Stock on The Nasdaq Stock Market LLC on May 11, 2026 (rounded up to the nearest cent).